INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan losses	$ 2,286,438	$ 2,161,135
Deferred compensation	306,653	256,106
Accrued expenses	79,623	19,041
Purchase accounting adjustments for:
Loans		18,136
Securities	90,895	106,474
OREO writedowns and expenses	563,385	464,326
Other	107,467	367,148
Deferred tax assets	3,434,461	3,392,366
Deferred tax liabilities:
Federal Home Loan Bank stock	(177,613)	(293,580)
Core deposit intangible	(53,605)	(76,164)
Mortgage servicing rights	(431,058)	(373,757)
Unrealized gain on securities available for sale	(254,456)	(115,890)
Purchase accounting adjustments for:
Premises and equipment	(272,023)	(278,376)
Federal Home Loan Bank advances	(1,754)	(4,762)
Premises and equipment	(184,571)	(254,555)
Deferred tax liabilities	(1,375,080)	(1,397,084)
Net deferred taxes	$ 2,059,381	$ 1,995,282